Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration
Auditor's remuneration

in k€	2025	2024	2023
Audit fees	3,856	3,786	4,088
Audit-related fees	73	20	60
Audit fees related to prior year audit	131	738	1,504
Total	4,061	4,544	5,651